NOTE 9 - INCOME TAXES: Schedule of Current Income Tax (Tables)	Jun. 30, 2023
December 31, 2022
Schedule of Current Income Tax
	2022	2021
Federal statutory income tax rate	$275,274	$416,225
Change in valuation allowance	(275,274)	(416,225)
	$-	$-